Note 25 - Costs and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
Mining costs	2024	2023
Salaries and benefits	(4,187)	(1,074)
Mining service providers	(40,511)	(18,786)
Blasting and fuels	(23,260)	(8,924)
Equipment rental	(553)	(752)
Other	(6,520)	(202)
	(75,031)	(29,738)
Processing costs	2024	2023
Salaries and benefits	(12,181)	(6,423)
Fuels	(1,697)	(4,072)
Consumables	(3,940)	(15,048)
Equipment rental	(1,790)	(3,067)
Taxes and fees	(847)	(358)
Utilities	(1,498)	(765)
Plant services	(6,299)	(2,278)
Equipment services	(638)	-
Insurance	(1,696)	-
Mobile crushing(1)	(3,751)	-
Other	(5,400)	(2,452)
	(39,737)	(34,463)
Distribution costs	2024	2023
Freight	(11,616)	(12,744)
Insurance	(78)	(133)
Warehouse	(931)	(455)
Port Operations	(3,447)	(2,263)
Expedition	(813)	-
Freight Maritime	(6,068)	-
Demurrage	(436)	-
Other	(90)	-
	(23,479)	(15,595)
Royalties (*)	2024	2023
Royalties	(7,366)	(5,168)
Depletion and depreciation	2024	2023
Depletion	(6,990)	(3,084)
Depreciation	(11,870)	(4,287)
	(18,860)	(7,371)
Total	(164,473)	(92,335)

Disclosure of general and administrative expense [text block]
	2024	2023
Salaries and benefits (Board, CEO and CFO)	(1,422)	(1,122)
Salaries and benefits (Staff)	(5,073)	(13,313)
Legal	(4,155)	(9,624)
Travel	(3,210)	(3,958)
Accounting services	(617)	(1,303)
Audit services	(1,274)	(2,244)
Insurance (D&O)	(3,025)	(4,761)
Public company costs, business development and investor relations	(3,000)	(3,454)
Taxes and fees	(51)	(1,886)
Advisory services	-	(5,377)
Severance	(564)	-
Insurance	-	(1,025)
Demurrage/Transport	-	(1,649)
Depreciation	(110)	(176)
Other	(2,714)	(4,506)
	(25,215)	(54,398)